Certain risks and concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Retained earnings and distributable reserves	$ (166,973,000)	$ (113,804,000)
Number of top customers accounted for net revenues | customer	10
Intercompany balance included in accounts payable	$ 19,875,000	25,703,000
Accrued Liabilities and Other Liabilities, Inter-companies Balance	152,904,000	118,259,000
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 245,918,000	$ 144,433,000
Sales Revenue, Net [Member] | Customer concentration risk [Member]
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers	31.00%	23.00%	27.00%
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves	$ 119,097,000	$ 67,747,000
Shenzhen Xunlei
Concentration Risk [Line Items]
Term of operating contract	10 years